INTANGIBLE ASSETS, NET - Amortization (Details) - Intangible assets excluding brand names and master brand agreement ¥ in Millions	Dec. 31, 2024 CNY (¥)
Estimated amortization expense
2025	¥ 30
2026	27
2027	25
2028	21
2029	19
Thereafter	108
Total	¥ 230